EMPLOYEE-RELATED EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE-RELATED EXPENSES
Wages, salaries and related taxes	₽ (2,986)	₽ (2,394)	₽ (1,610)
Share-based payment expense	(657)	(2,549)	(558)
Other employee-related expenses	(116)	(119)	(40)
Total employee-related expenses	₽ (3,759)	₽ (5,062)	₽ (2,208)